Loans (Aging Analysis Of Past Due And Nonaccrual Loans By Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 9,070		$ 8,050
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,024		524
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	890		19
Financing Receivable, Recorded Investment, Nonaccrual Status	11,368	[1]	15,283	[2]
Financing Receivable, Recorded Investment, Past Due	22,352		23,876
Financing Receivable, Recorded Investment, Current	739,473		654,825
Total loans	756,646		672,028
SBA loans held for sale	5,179		6,673
Total loans	761,825		678,701
Troubled Debt Restructuring (TDR) [Member] | Non Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing troubled debt restructurings	3,000		467
Troubled Debt Restructuring (TDR) [Member] | Accrual [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing troubled debt restructurings	3,500		7,500
SBA, SBA 504, and Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	476,672		443,822
Residential and Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	279,974		228,206
Small Business Administration Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	1,093		4,314
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	147		264
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	161
Financing Receivable, Recorded Investment, Nonaccrual Status	3,348	[1]	2,746	[2]
Financing Receivable, Recorded Investment, Past Due	4,749		7,324
Financing Receivable, Recorded Investment, Current	35,652		41,594
Total loans	40,401		48,918
Small Business Administration, 504 Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	1,639
Financing Receivable, Recorded Investment, Nonaccrual Status	2,109	[1]	1,101	[2]
Financing Receivable, Recorded Investment, Past Due	3,748		1,101
Financing Receivable, Recorded Investment, Current	30,574		30,463
Total loans	34,322		31,564
Commercial Other Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due			123
Financing Receivable, Recorded Investment, Nonaccrual Status	1,129	[1]	67	[2]
Financing Receivable, Recorded Investment, Past Due	1,129		190
Financing Receivable, Recorded Investment, Current	39,478		37,421
Total loans	40,607		37,611
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	2,812		347
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due			190
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	7		14
Financing Receivable, Recorded Investment, Nonaccrual Status	3,592	[1]	3,785	[2]
Financing Receivable, Recorded Investment, Past Due	6,411		4,336
Financing Receivable, Recorded Investment, Current	333,282		313,135
Total loans	339,693		317,471
Commercial Real Estate Construction Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status			177	[2]
Financing Receivable, Recorded Investment, Past Due			177
Financing Receivable, Recorded Investment, Current	21,649		8,081
Total loans	21,649		8,258
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	401,949		363,340
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	2,887		3,050
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	658
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	722		5
Financing Receivable, Recorded Investment, Nonaccrual Status	645	[1]	5,727	[2]
Financing Receivable, Recorded Investment, Past Due	4,912		8,782
Financing Receivable, Recorded Investment, Current	215,966		173,285
Total loans	220,878		182,067
Consumer Home Equity Line Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	639		142
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	213		69
Financing Receivable, Recorded Investment, Nonaccrual Status	543	[1]	1,675	[2]
Financing Receivable, Recorded Investment, Past Due	1,395		1,886
Financing Receivable, Recorded Investment, Current	40,056		41,818
Total loans	41,451		43,704
Consumer Other Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due			9
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	6		1
Financing Receivable, Recorded Investment, Nonaccrual Status	2	[1]	5	[2]
Financing Receivable, Recorded Investment, Past Due	8		15
Financing Receivable, Recorded Investment, Current	17,637		2,420
Total loans	17,645		2,435
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	59,096		46,139
Loans Held for Investment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	9,070		7,985
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,024		524
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	890		19
Financing Receivable, Recorded Investment, Nonaccrual Status	11,368	[1]	15,283	[2]
Financing Receivable, Recorded Investment, Past Due	22,352		23,811
Financing Receivable, Recorded Investment, Current	734,294		648,217
Total loans	756,646		672,028
SBA Loans Held For Sale [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due			65
Financing Receivable, Recorded Investment, Past Due			65
Financing Receivable, Recorded Investment, Current	5,179		6,608
SBA loans held for sale	5,179		6,673
Loans Guaranteed By Small Business Administration [Member] | Troubled Debt Restructuring (TDR) [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing troubled debt restructurings	$ 1,600		$ 540

[1]	At December 31, 2014, nonaccrual loans included $3.0 million of TDRs and $1.6 million of loans guaranteed by the SBA. The remaining $3.5 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.
[2]	At December 31, 2013, nonaccrual loans included $467 thousand of TDRs and $540 thousand of loans guaranteed by the SBA. The remaining $7.5 million of TDRs are in accrual status because they are performing in accordance with their restructured terms, and have been for at least six months.